Structure And Business Operations Of Petroleos Mexicanos, Subsidiary Entities And Subsidiary Companies - Additional Information (Detail)	Dec. 31, 2018
Discription Of Business And Nature Of Operation [abstract]
Ownership percentage	100.00%